Investments	12 Months Ended
Dec. 31, 2011
Investments
Investments

Note 8: Investments

Equity Method Investments

Sky Mexico.  DIRECTV accounts for the excess of the carrying value for its investment in Sky Mexico over DIRECTV’s share of Sky Mexico’s equity in memo accounts allocated to goodwill and definite lived intangibles attributable to affiliate and advertising relationships. We recognized $25 million in each of 2011, 2010 and 2009 of amortization on definite lived intangibles in equity earnings of Sky Mexico related to these assets.

Game Show Network.  As result of the Liberty Transaction on November 19, 2009, DIRECTV owned 65% of GSN. In March 2011, we sold a 5% ownership interest in GSN for $60 million in cash to our equity partner, reducing our ownership interest to 60%. We recognized a $25 million gain, $16 million after tax, on the sale in “Other, net” in the Consolidated Statements of Operations, which represents the difference between the selling price and the carrying amount of the portion of our equity method investment sold. Additionally, we entered into an agreement with our equity partner in GSN under which we have the right to require them to purchase an additional 18% interest in GSN through 2014 and in 2014, if we have not exercised that right, our equity partner in GSN has the right to require us to sell an additional 18% interest in GSN to them, in each case for an exercise price which exceeds our carrying value for that portion of the investment. Such exercise price is calculated using a formula based on an agreed upon multiple of the earnings of GSN with a minimum price of $234 million and a maximum price of $288 million. Due to certain governance arrangements which limit DIRECTV’s ability to control GSN, we account for GSN as an equity method investment.

DIRECTV accounts for the excess of the carrying value for its investment in GSN over DIRECTV’s share of GSN’s equity in memo accounts allocated to goodwill and definite lived intangibles attributable to affiliate and advertising relationships. We recognized $10 million in 2011, $12 million in 2010 and $1 million in 2009 of amortization on definite lived intangibles in equity earnings of GSN related to these assets.

Other. In April 2011, we sold an equity method investment for $55 million in cash. As a result of this sale, we recognized a $37 million gain, or $23 million after tax, on the sale in “Other, net” in the Consolidated Statements of Operations, which represents the difference between the selling price and the carrying amount of the equity method investment sold.

The following table sets forth the book value of our investments which we account for under the equity method of accounting:

	As of December 31,
	2011	2010
	(Dollars in Millions)
Sky Mexico	$490	$501
GSN	420	446
Other equity method investments	131	139
Total investments accounted for the equity method of accounting	$1,041	$1,086

The following table sets forth equity in earnings and losses of our investments accounted for under the equity method of accounting for the periods presented:

	Years Ended December 31,
	2011	2010	2009
	(Dollars in Millions)
Sky Mexico	$52	$33	$32
GSN	29	33	—
Other	28	24	19
Total equity earnings for investments accounted for under the equity method of accounting	$109	$90	$51

We received cash dividends of $104 million in 2011, $78 million in 2010 and $94 million in 2009 from companies that we account for under the equity method. Undistributed earnings from equity method investments were $256 million as of December 31, 2011 and $219 million as of December 31, 2010.

Marketable Equity Securities

The following table sets forth our cost basis, the current fair value and the accumulated unrealized gains (losses), net of taxes, included as part of accumulated other comprehensive income of our marketable equity securities:

	As of December 31,
	2011			2010
	Cost Basis	Fair Market Value	Accumulated Unrealized Gain (Loss), Net of Taxes	Cost Basis	Fair Market Value	Accumulated Unrealized Gain, Net of Taxes
	(Dollars in Millions)
Marketable equity securities in a gain position	$5	$11	$4	$14	$29	$9
Marketable equity securities in a loss position	8	6	(1)	—	—	—
Total marketable equity securities	$13	$17	$3	$14	$29	$9

Our marketable equity securities are classified as available-for-sale. We calculated the fair values based on quoted market prices of our investments, which is a Level 1 input under accounting standards for fair value measurement.

We sold marketable equity securities in cash for $1 million in 2011 and $9 million in 2010. As a result of these sales, we recognized a $1 million gain, $1 million after tax, in 2011 and a $6 million gain, $4 million after tax, in 2010 in “Other, net” in the Consolidated Statements of Operations, which represents the difference between the selling price and the cost basis of the marketable equity securities sold.

Non-Marketable Equity Securities

We had investments in non-marketable equity securities of $56 million as of December 31, 2011 and $45 million as of December 31, 2010, which were stated at cost.

We paid cash of $11 million in 2011 to acquire interests in companies we account for under the cost method of accounting.

Other Investments

In 2009, we recognized a $45 million charge for the other than temporary impairment of certain of our investments.